As filed with the Securities and Exchange Commission on August 7, 2020.
Registration Nos. 2-99356
811-04367

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 377	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 381	☒
(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I
(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☒         Immediately upon filing pursuant to paragraph (b)
☐         On (date) pursuant to paragraph (b)
☐         60 days after filing pursuant to paragraph (a)(1)
☐         On (date) pursuant to paragraph (a)(1)
☐         75 days after filing pursuant to paragraph (a)(2)
☐         On (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment relates solely to the Registrant’s Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund, Columbia Adaptive Retirement 2060 Fund, Columbia Pacific/Asia

Fund, Columbia Select Large Cap Growth Fund, Columbia Solutions Aggressive Portfolio, Columbia Solutions Conservative Portfolio and Multi-Manager Growth Strategies Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Exhibit Index
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 7th day of August, 2020.
COLUMBIA FUNDS SERIES TRUST I
By:	/s/ Christopher O. Petersen
Christopher O. Petersen President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of August, 2020.
Signature	Capacity	Signature	Capacity
/s/ Christopher O. Petersen	President (Principal Executive Officer)	/s/ Nancy T. Lukitsh*	Trustee
Christopher O. Petersen		Nancy T. Lukitsh
/s/ Michael G. Clarke*	Chief Financial Officer, Principal Financial Officer and Senior Vice President	/s/ David M. Moffett*	Trustee
Michael G. Clarke		David M. Moffett
/s/ Joseph Beranek*	Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ John J. Neuhauser*	Trustee
Joseph Beranek		John J. Neuhauser
/s/ Douglas A. Hacker*	Chair of the Board	/s/ Patrick J. Simpson*	Trustee
Douglas A. Hacker		Patrick J. Simpson
/s/ Janet L. Carrig*	Trustee	/s/ William F. Truscott*	Trustee
Janet L. Carrig		William F. Truscott

*	By: Name:	/s/ Joseph D’Alessandro
Joseph D’Alessandro** Attorney-in-fact
**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016 and incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on May 27, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated January 3, 2020, and incorporated by reference to Post-Effective Amendment No. 371 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(4)), filed with the Commission on January 10, 2020 and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 1, 2018, and incorporated by reference to Post-Effective Amendment No. 315 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 1, 2018.